GENERAL INFORMATION (Financial Position) (Details) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	$ 3,355	$ 3,150	$ 2,655	$ 2,127	$ 6,505	$ 4,782
Accumulated deficit	$ 69,806				69,806		$ 63,301
Gross proceeds from underwritten public offering					$ 7,500